CONSOLIDATED BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
TOTAL ASSETS	$ 10.00	$ 0
SHAREHOLDERS' EQUITY:
Common stock, value		0.90
Additional paid-in-capital	9.00	9.00
Stock subscription receivable	0	(10.00)
Total shareholders' equity	10.00	0
Vimeo Inc.
ASSETS
Cash and cash equivalents	316,305,000	110,011,000	$ 1,939,000
Accounts receivable, net	14,121,000	12,785,000	9,898,000
Other current assets	11,335,000	7,932,000	6,398,000
Total current assets	341,761,000	130,728,000	18,235,000
Leasehold improvements and equipment, net	3,320,000	3,321,000	2,997,000
Goodwill	219,337,000	219,337,000	219,374,000
Intangible assets with definite lives, net	8,967,000	10,854,000	25,598,000
Other non-current assets	11,124,000	6,839,000	5,296,000
TOTAL ASSETS	584,509,000	371,079,000	271,500,000
LIABILITIES:
Accounts payable, trade	2,797,000	3,324,000	1,490,000
Promissory note due on demand—related party	0	44,565,000	59,753,000
Deferred revenue	147,766,000	137,436,000	83,944,000
Due to IAC/InterActiveCorp			17,575,000
Accrued expenses and other current liabilities	40,102,000	47,432,000	43,287,000
Total current liabilities	190,665,000	232,757,000	206,049,000
Long-term debt—related party	0	50,000,000	37,706,000
Other long-term liabilities	4,710,000	3,242,000	4,112,000
SHAREHOLDERS' EQUITY:
Additional paid-in-capital	667,348,000	366,676,000	223,754,000
Accumulated deficit	(279,696,000)	(283,009,000)	(201,299,000)
Accumulated other comprehensive loss	(109,000)	(87,000)	(232,000)
Total shareholders' equity	389,134,000	85,080,000	23,633,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	584,509,000	371,079,000	271,500,000
Common Class A [Member]
SHAREHOLDERS' EQUITY:
Common stock, value	0.90	0.90
Common Class A [Member] | Vimeo Inc.
SHAREHOLDERS' EQUITY:
Common stock, value	928,000	837,000	750,000
Common Class B [Member]
SHAREHOLDERS' EQUITY:
Common stock, value	0.10	0.10
Common Class B [Member] | Vimeo Inc.
SHAREHOLDERS' EQUITY:
Common stock, value	$ 663,000	$ 663,000	$ 660,000